Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,584	$ 1,108	$ 1,268
Additions to intangible assets	956	517	82
Disposal of intangible assets	(310)	0	(50)
Reclassification	0	76	6
Depreciation expense	(304)	(206)	(174)
Translation adjustments	(72)	89	(24)
Ending balance	1,854	1,584	1,108
Gross value at end of period	4,078	4,004	3,125
Accumulated depreciation and impairment at end of period	(2,225)	(2,419)	(2,017)
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	889	431	577
Additions to intangible assets	0	558	84
Disposal of intangible assets	(310)	0	(50)
Reclassification	956	76	6
Depreciation expense	(304)	(206)	(174)
Translation adjustments	(19)	30	(12)
Ending balance	1,212	889	431
Gross value at end of period	3,437	3,309	2,448
Accumulated depreciation and impairment at end of period	(2,225)	(2,419)	(2,017)
Assets Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	695	677	691
Additions to intangible assets	956	(41)	(2)
Disposal of intangible assets	0	0	0
Reclassification	(956)	0	0
Depreciation expense	0	0	0
Translation adjustments	(54)	59	(12)
Ending balance	641	695	677
Gross value at end of period	641	695	677
Accumulated depreciation and impairment at end of period	$ 0	$ 0	$ 0